Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Statement [Line Items]
Revenue	£ 14,933		£ 15,250		£ 15,035
Operating costs	(12,063)		(11,757)		(11,827)
Operating profit	2,870		3,493	[1]	3,208
Finance income	88		127		53
Finance costs	(1,157)		(1,009)		(1,140)
Share of post-tax results of joint ventures and associates	40		49		63
Profit before tax	1,841		2,660		2,184
Tax	(339)		889		(374)
Profit after tax from continuing operations	1,502		3,549	[2]	1,810
Profit (loss) after tax from discontinued operations	12		2		5,984
Total profit for the year (continuing and discontinued)	1,514		3,551		7,794
Attributable to:
Equity shareholders of the parent	1,511		3,550		7,795
Non-controlling interests	£ 3	[3]	£ 1	[4]	£ (1)	[5]
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.443		£ 1.025		£ 0.481
Diluted earnings per share (continuing) (in GBP per share)	0.441		1.021		0.479
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.446		1.026		2.071
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.444		£ 1.021		£ 2.062
Before exceptional items and remeasurements £m
Statement [Line Items]
Revenue	£ 14,933		£ 15,250		£ 15,035
Operating costs	(11,491)		(11,793)		(11,262)
Operating profit	3,442		3,457		3,773
Finance income	73		127		53
Finance costs	(1,066)		(1,128)		(1,082)
Share of post-tax results of joint ventures and associates	40		44		63
Profit before tax	2,489		2,500		2,807
Tax	(488)		(584)		(666)
Profit after tax from continuing operations	2,001		1,916		2,141
Profit (loss) after tax from discontinued operations	57		145		606
Total profit for the year (continuing and discontinued)	2,058		2,061		2,747
Attributable to:
Equity shareholders of the parent	2,055		2,060		2,747
Non-controlling interests	£ 3	[3]	£ 1	[4]	£ 0	[5]
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.590		£ 0.553		£ 0.569
Diluted earnings per share (continuing) (in GBP per share)	0.588		0.551		0.567
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.607		0.595		0.730
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.605		£ 0.593		£ 0.727
Exceptional items and remeasurements (see note 4) £m
Statement [Line Items]
Revenue	£ 0		£ 0		£ 0
Operating costs	(572)		36		(565)
Operating profit	(572)		36		(565)
Finance income	15		0		0
Finance costs	(91)		119		(58)
Share of post-tax results of joint ventures and associates	0		5		0
Profit before tax	(648)		160		(623)
Tax	149		1,473		292
Profit after tax from continuing operations	(499)		1,633		(331)
Profit (loss) after tax from discontinued operations	(45)		(143)		5,378
Total profit for the year (continuing and discontinued)	(544)		1,490		5,047
Attributable to:
Equity shareholders of the parent	(544)		1,490		5,048
Non-controlling interests	£ 0	[3]	£ 0	[4]	£ (1)	[5]
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ (0.147)		£ 0.472		£ (0.088)
Diluted earnings per share (continuing) (in GBP per share)	(0.147)		0.470		(0.088)
Basic earnings per share (continuing and discontinued) (in GBP per share)	(0.161)		0.431		1.341
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ (0.161)		£ 0.428		£ 1.335

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[3]	The non-controlling interests for the year ended 31 March 2019 relate to continuing operations.
[4]	The non-controlling interests for the year ended 31 March 2018 relate to continuing operations.
[5]	The non-controlling interests for the year ended 31 March 2017 relate to discontinued operations.